Impacts of Change in Accounting Policy and Adoption of New IFRS Pronouncements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of information about consolidated structured entities [abstract]
Disclosure Of Information About Consolidated Consolidated Balance Sheets [Table Text Block]
The table below summarizes the adjustments to previously reported figures related to the policy change pertaining to IFRS 6, which is more fully described below:

Adjustments to Condensed Consolidated Balance Sheets

	December 31 2017	January 1 2017

Equity before accounting changes	$100,060	$90,673
Adjustments to equity relating to:
Property plant and equipment	2,117	2,283
Mineral properties	(10,229)	(10,229)
Deferred income tax liabilities	2,390	1,440
Silver streaming interest	18,118	18,118

Equity after accounting changes	$112,456	$102,285

Disclosure Of Information About Consolidated Consolidated Statements Of Loss and Comprehensive [Table Text Block]
Adjustments to Condensed Consolidated Statements of Loss and Comprehensive Loss

	Year ended December 31 2017	Year ended January 1 2017

Loss before accounting changes	$(7,648)	$(4,359)
Adjustments to loss relating to:
Depreciation and amortization	(165)	(165)

Loss after accounting changes	$(7,813)	$(4,524)

Loss per share before accounting changes:
Basic and diluted	$(0.08)	$(0.04)
Loss per share after accounting changes:
Basic and diluted	$(0.09)	$(0.05)